Fair Value of Assets and Liabilities - Non Recurring Basis (Details) - Level 3 - Non Recurring	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Foreclosed assets (OREO)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment	$ 1,397,460	$ 1,397,460	$ 2,334,560
Alternative Investment, Valuation Technique [Extensible Enumeration]	mara:CollateralValuationMember	mara:CollateralValuationMember
Alternative Investment, Measurement Input [Extensible Enumeration]	us-gaap:MeasurementInputDiscountRateMember	us-gaap:MeasurementInputDiscountRateMember
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		0.10	0.10
Minimum | Foreclosed assets (OREO)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.10
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		0.75	0.75
Maximum | Foreclosed assets (OREO)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.75